Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) € in Thousands, $ in Thousands	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	[1]	Dec. 31, 2020 EUR (€)
Trade and other receivables:
Government authorities	€ 1,723			€ 3,232
Income receivable	3,707			3,420
Interest receivable	47			36
Current tax	47			32
Trade receivable	2,167			382
Inventory	322			306
Derivatives	42			78
Prepaid expenses and other	1,706			2,339
Total Current Assets and other receivables	9,761	$ 11,602		9,825
Long term receivables
Prepaid expenses associated with long term loans	829			2,731
Annual rent deposits	30			30
Other	2			1
Total Non current Assets and Long term receivables	€ 861			€ 2,762

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)